(212) 574-1223

        July 6, 2005

Jennifer G. Williams, Esq.
Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-0305

  Re:
  Genco Shipping and Trading
  Amendment No. 2 to Registration Statement on Form S-1
  File No. 333-124718

Dear Ms. Williams:

        Genco Shipping & Trading Limited (the "Company"), has filed today via EDGAR Amendment No. 2 to its Registration Statement on Form S-1 ("Amendment No. 2") under the Securities Act of 1933, as amended, in connection with a proposed initial public offering of common stock by the Company and its shareholder (the "Offering").

        On behalf of the Company, we enclose 10 courtesy copies of Amendment No. 2, five of which have been marked to show the changes to the Company's Amendment No. 1 to the Registration Statement on Form S-1 ("Amendment No. 1") filed with the Securities and Exchange Commission on June 16, 2005.

        By letter dated July 1, 2005 (the "Comment Letter"), the staff of the Securities and Exchange Commission (the "Staff") provided the Company with its comments on Amendment No. 1. Amendment No. 2 amends Amendment No. 1 to the Registration Statement in response to the Comment Letter.

        The following numbered paragraphs correspond to the numbered paragraphs of the Comment Letter. References to page numbers in the responses below are to page numbers in Amendment No. 1. In addition, we have included Appendix 1 which supplements the Company's prior responses to comments 23 and 24 contained in the SEC comment letter dated June 6, 2005.

General

1.
Please complete all blank spaces within an amendment to the Registration Statement on Form S-1, including the initial public offering price and per share data.

        The Company has completed blank spaces and included an estimated initial public offering price and per share data based on the midpoint of the range of prices at which we expect to offer the shares to the public in Amendment No. 2.

2.
We note the artwork you provided in response to prior comment 1. Two of the graphics appear to be two Panamax vessels you own. The identity of the vessel in the third graphic is unclear. Please provide a brief description to help investors understand the purpose of the artwork that you plan to present in the prospectus.

        The Company has provided identifying captions to the artwork in Amendment No. 2.

Prospectus Cover Page

3.
We note from your response to prior comment 29 that Fleet Acquisition currently owns 500 shares of your common stock. In this regard, please advise whether the over-allotment arrangement Fleet Acquisition has with the underwriters as well as the shares Fleet Acquisition plans to offer to the public involves the 500 shares currently owned by Fleet Acquisition. If not, please provide a timeline as to the order in which events relating to the issuance of shares to Fleet Acquisition and the option issued to the underwriters will take place. We may have further comment upon review of your response.

        The Company has clarified in the lead-in paragraph to "Prospectus Summary" and in "Description of Capital Stock—Authorized Capitalization" that there will be a 27,000:1 stock split in the form of a share dividend prior to the declaration of effectiveness of the Registration Statement. Accordingly, Fleet Acquisition LLC will own 13,500,000 shares at the time of the offering.

Risk Factors, page 12

Any Issuance Of Additional Share Of Common Stock, page 18

4.
We note your response to prior comment 16. Please expand your disclosure to better explain to investors the risk of how additional shares of common stock could dilute interest in your company.

        The Company has expanded the disclosure in this risk factor to explain the consequences of dilution in terms of percentage interest in the Company, voting power and dividends per share.

Management's Discussion and Analysis, page 33

Lack of Historical Operating Data for Vessels Before Their Acquisition, page 36

5.
You stated, in your initial filing, that you understand that COFCO used the vessels while in its ownership for carriage of its own cargoes and for cargoes of third parties which resulted in a different commercial and technical management structure from yours. We assume that your understanding has not changed. Please confirm or advise supplementally.

        The Company confirms its understanding regarding COFCO's use of the vessels has not changed since the time that Amendment No. 1 was filed. Accordingly, the Company has maintained this disclosure in the last paragraph in "Management's Discussion and Analysis of Financial Condition and Results of Operations—General."

6.
We note from the disclosure included in this amendment that you plan to treat acquisitions of vessels, including vessels acquired with charter, as the acquisition of an asset rather than a business. Please note that we would consider each such acquisition separately and on a facts and circumstances basis before concluding that an asset had been acquired, as opposed to a business.

        The Company notes the Staff's comment.

7.
Please add to your risk factor section the business risk that the vessels you acquired are free of a charter agreement and the infrequency that the current charter continues in the hands of the new acquirer. Also briefly explain the magnitude of the business risks to investors.

        The Company has added a risk factor entitled "If we cannot find profitable employment for additional vessels that we acquire, our earnings will be adversely affected" to address this comment.

Business, page 64

Our Customers, page 69

8.
We note your response to prior comment 20; however, any contract in the ordinary course of business upon which your business is substantially dependent should be disclosed and filed as an exhibit except where the amount is immaterial in amount or significance. Please revise to disclose the material terms of your agreements with the two charterers that account for more than 10% of revenues and file these agreements as exhibits to this registration statement or advise. Please refer to Item 601(b)(10)(ii)(B) of Regulation S-K.

        The Company has added descriptions of the Lauritzen Bulkers and BHP Charters to "Business—Customers" and is including those contracts as exhibits to the Registration Statement.

Principal and Selling Shareholders, page 81

9.
It is not clear whether Fleet Acquisition is a broker-dealer or affiliated with a broker-dealer based on the affiliations you note in footnote 1. Please note that if your selling shareholder is a broker-dealer, then it should be identified as an underwriter in the amended registration statement. In the alternative, if your selling shareholder is an affiliate of a broker-dealer, please disclose whether to the best of your knowledge this entity purchased the securities in the ordinary course of business and, if at the time of the purchase of the securities to be resold, the selling shareholder had any agreements or understanding, directly or indirectly, with any person to distribute the securities. If you are unable to make these assertions for the selling shareholder identified as an affiliate of broker-dealers, then you must identify the seller as an underwriter. Please revise accordingly.

        The Company has revised footnote 1 to state that Fleet Acquisition may be deemed to be affiliated with OCM Investments, LLC, a registered broker-dealer. Footnote 1 has also been revised to state that Fleet Acquisition purchased its shares of the Company in the ordinary course of business and at the time of such purchase, Fleet Acquisition had no agreement or understanding, directly or indirectly, with any person to distribute these shares.

Underwriting, page 106

Directed Share Program, page 107

10.
We note your response to prior comment 25. Please advise whether the persons participating in the directed share program will be subject to a lock-up agreement. Also, please tell us whether you have allocated a significant block of shares to the directed share program.

        The Company has been advised by the underwriters that persons participating in the directed share program will not be subject to lock-up agreements, except in the case that a participant is a director or officer, in which case such participant will be required to enter into a lock-up agreement as described under the heading "Underwriting—Lock-up Agreements." The underwriters have further informed the Company that they expect to allocate less than 5% of the total number of shares to be sold in this offering to the directed share program.

Lock-up Agreements, page 107

11.
Please disclose how the lock-up will operate in relation to your and the selling shareholder's option to purchase additional shares. Also, please file the lock-up agreements as exhibits to the registration statement.

        The Underwriting Agreement, among the Company, Fleet Acquisition LLC and the representatives of the Underwriters, which will be entered into prior to the completion of this offering, provides that the shares that are to be sold pursuant to the Underwriting Agreement, including the shares that may be sold pursuant to the underwriters' over-allotment option, will not be subject to the lock-up provisions contained in the Underwriting Agreement. A copy of the Underwriting Agreement will be filed by subsequent amendment to the registration statement.

Part II

Item 7. Recent Sales of Unregistered Securities

12.
We note your response to prior comment 29. Please revise to state briefly the facts relied upon to make the exemption available. Please refer to Item 701(d) of Regulation S-K.

        The Company has expanded the disclosure to clarify that the sale was a private placement to accredited investors.

Exhibits

13.
Amendments should contain currently dated accountants' consents. Manually signed consents should be kept on file for five years. Please refer to Rule 402 of Regulation C.

        The Company notes the Staff's comment and has filed a currently dated accountants' consent as an exhibit to Amendment No. 2.

Other

14.
Please continue to consider the financial statement updating requirements set forth in Rule 3-12 of Regulation S-X.

        The Company notes the Staff's comment.

        The Company thanks the Staff for its close attention to Amendment No. 1, and looks forward to receipt of any additional comments. Seward & Kissel has been advised that the Company plans to commence a road-show presentation in connection with the offering on or about July 11, 2005, and that pricing is anticipated on July 21, 2005. Therefore, we would appreciate receiving any additional comments from the Staff as soon as practicable based on this timetable.

        Please feel free to contact the undersigned at (212) 574-1223, Renee Eubanks at (212) 574-1349, or Sean Caley at (212) 574-1257, with any questions or comments. Thank you.

Very truly yours,
SEWARD & KISSEL LLP
	by:	/s/ GARY J. WOLFE Gary J. Wolfe
Enclosures
cc: Rolaine S. Bancroft, Esq.

Appendix 1-Supplemental Responses
 to the SEC Comment Letter Dated June 6, 2005

Underwriting, page 102

23.
Please advise us as to whether any members of the underwriting syndicate will engage in any electronic offer, sale or distribution of the shares and supplementally confirm that their procedures have been cleared with us. Any electronic offer, sale of distribution should also be reflected in this section. If you become aware of any members of the underwriting syndicate that may engage in electronic offers, sales or distributions after you respond to this comment, promptly supplement your response.

        Banc of America Securities LLC has informed the Company that it may use the i-Deal Prospectus Delivery System (www.i-dealprospectus.com) ("i-Deal") as a complementary distribution method to deliver preliminary prospectus materials and any amendments thereto for this offering. Banc of America Securities LLC intends to use this system to complement its process for hard copy delivery of the preliminary prospectus and any amendments thereto. Banc of America Securities LLC has previously provided to the Staff copies of its agreements with i-Deal.

        In addition, Banc of America Securities LLC has informed the Company that it expects to post the roadshow presentation and a copy of the preliminary prospectus on a password protected website of Net Roadshow, Inc. (www.netroadshow.com), and Net Roadshow, Inc. has agreed that it will post such roadshow presentation in accordance with the Net Roadshow, Inc. no-action letter, dated September 8, 1997 and subsequent no-action letters from the Commission with respect to virtual roadshows. Other of the underwriters have indicated that they may utilize Net Roadshow, Inc., in connection with this offering, as well. The Company has been informed that the purpose of the Internet roadshow is not specifically to host or access the preliminary prospectus, but to provide access to the roadshow to institutional customers who cannot, or elect not to, attend roadshow meetings in person. As part of the electronic roadshow process, an electronic version of the preliminary prospectus (identical to the copy filed with the Commission and distributed to live attendees) is required to, and will, be made available on the website. Banc of America Securities LLC has previously provided to the Staff copies of their agreements with Net Roadshow, Inc.

        None of the underwriters has yet posted any roadshow presentation or a copy of the preliminary prospectus on a third-party website, and none will do so prior to the circulation of a revised preliminary prospectus.

        Supplemental disclosure relating to the availability of electronic prospectuses has been included under the heading "Underwriting."

24.
Tell us whether you or the underwriters have any arrangements with a third party to host or access your preliminary prospectus on the Internet. If so, identify the party and the website and describe the material terms of your agreement. Provide us also with copies of all information concerning your company or prospectus that has appeared on their website. If you subsequently enter into any such arrangements, promptly supplement your response.

        The Company has been advised by the underwriters that Banc of America Securities LLC will not accept indications of interest, offers to purchase or otherwise offer and/or sell securities electronically, nor will it confirm sales electronically. However, as noted in the Company's supplemental response to the Staff's comment number 23 above, Banc of America Securities LLC may deliver the preliminary prospectus and any amendments thereto to certain of its clients by posting electronic versions of those documents on the i-Deal website. These customers will also be sent a hard copy of the preliminary prospectus and any amendment thereto. Electronic versions of the preliminary prospectus and any amendments thereto will be made available to those customers only as a convenience, and Banc of America Securities LLC will not be relying on electronic delivery to meet its delivery obligations under the federal securities laws. No preliminary prospectus will be delivered electronically until a preliminary prospectus has been prepared and filed with the Staff in conformity with the Securities Act of 1933, as amended. Banc of America Securities LLC will only deliver hard copies of the final prospectus to its customers.